Schedule of Expected Credit Loss Liability (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Pass [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.50%	0.50%
Pass [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.80%	1.80%
Elevated Risk [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.20%	3.20%
Elevated Risk [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.40%	9.20%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 51,526,180	$ 52,058,853
Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	35,376,181	35,544,024
Financing Receivable [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	6,803,605	7,168,435
Financing Receivable [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche C - Specific Risk	9,346,394	9,346,394
Finance Receivables Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	958,113	1,091,772
Finance Receivables Reserve [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	404,218	406,066
Finance Receivables Reserve [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	164,493	296,304
Finance Receivables Reserve [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche C - Specific Risk	$ 389,402	$ 389,402